Real Estate And Loans Receivable (Narrative) (Details) (USD $)	12 Months Ended				3 Months Ended				12 Months Ended							12 Months Ended		9 Months Ended			3 Months Ended					3 Months Ended			1 Months Ended			3 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Triumph Hospital Clear Lake [Member]	Dec. 31, 2010 Triumph Hospital Tomball [Member]	Jun. 30, 2010 Rehabilitation Hospitals [Member]	Dec. 31, 2008 Redding Hospital [Member]	Dec. 31, 2010 Centinela Hospital [Member]	Dec. 31, 2010 Prime Health Care Services [Member]	Dec. 31, 2009 Prime Health Care Services [Member]	Dec. 31, 2010 Vibra Health Care [Member]	Dec. 31, 2009 Vibra Health Care [Member]	Dec. 31, 2008 Vibra Health Care [Member]	Dec. 31, 2004 Vibra Health Care [Member]	Dec. 31, 2010 Affiliate Of Prime [Member]	Dec. 31, 2009 Affiliate Of Prime [Member]	Dec. 31, 2010 Business Acquisitions [Member]	Dec. 31, 2008 Business Acquisitions [Member]	Sep. 30, 2008 Business Acquisitions [Member]	Dec. 31, 2010 Business Acquisitions [Member] Triumph Hospital Clear Lake [Member]	Dec. 31, 2010 Business Acquisitions [Member] Triumph Hospital Tomball [Member]	Sep. 30, 2008 Business Acquisitions [Member] Acute Care Hospitals [Member]	Sep. 30, 2008 Business Acquisitions [Member] Long Term Acute Care Hospitals [Member]	May 31, 2008 Business Acquisitions [Member] Long Term Acute Care Hospitals [Member]	Jun. 30, 2010 Business Acquisitions [Member] Rehabilitation Hospitals [Member]	Sep. 30, 2008 Business Acquisitions [Member] Rehabilitation Hospitals [Member]	Sep. 30, 2008 Business Acquisitions [Member] Wellness Centers [Member]	Jun. 30, 2008 Business Acquisitions [Member] Southern California Hospital Campuses [Member]	Dec. 31, 2008 Business Acquisitions [Member] Southern California Hospital Campuses [Member]	Jul. 31, 2008 Business Acquisitions [Member] Southern California Hospital Campuses [Member]	Jun. 30, 2010 Business Disposals [Member] Acute Care Medical Center [Member]	Dec. 28, 2009 Business Disposals [Member] Acute Care Facility [Member]	Dec. 31, 2009 Business Disposals [Member] Acute Care Facility [Member]	Oct. 31, 2010 Business Disposals [Member] Sharpstown Facility [Member	Dec. 31, 2010 Business Disposals [Member] Montclair Hospital [Member]	May 07, 2008 Business Disposals [Member] Inpatient Rehabilitation Facilities [Member]	Jun. 30, 2008 Business Disposals [Member] Inpatient Rehabilitation Facilities [Member]	Dec. 31, 2010 Intangible Assets [Member]	Dec. 31, 2009 Intangible Assets [Member]	Dec. 31, 2008 Intangible Assets [Member]	Sep. 30, 2010 Leasing Operations [Member]	Apr. 30, 2009 Leasing Operations [Member]	Jun. 30, 2009 Leasing Operations [Member]	Dec. 31, 2010 Leasing Operations [Member]	Mar. 31, 2010 Leasing Operations [Member]	Jun. 30, 2009 Leasing Operations [Member] Bucks County Facility [Member]	Dec. 31, 2008 Leasing Operations [Member] Bucks County Facility [Member]	Dec. 31, 2010 Leasing Operations [Member] Bucks County Facility [Member]	Sep. 30, 2008 Leasing Operations [Member] General Acute Care Hospitals [Member]	Nov. 02, 2008 Leasing Operations [Member] Redding Hospital [Member]	Jun. 30, 2010 Leasing Operations [Member] Redding Hospital [Member]	Dec. 31, 2010 Leasing Operations [Member] Redding Hospital [Member]	Dec. 31, 2009 Leasing Operations [Member] Redding Hospital [Member]	Dec. 31, 2010 Leasing Operations [Member] Monroe Hospital [Member]	Dec. 31, 2010 Consummated Acquisitions [Member]
Real Estate And Lending Activities [Line Items]
Number of beds acquired																					110	75
Number of properties							3												2	20			6	3			5	6	3		1			1				3												2
Term of lease, years																										10				10																15	5
Number of lease renewals					2	2
Number of lease extension options in current lease contract																										2																				3	15
Term of lease extension, years																																														5	1
Purchase price of real estate	$ 137,808,000	$ 421,000	$ 430,710,000															$ 64,000,000		$ 357,200,000					$ 10,800,000	$ 74,000,000				$ 45,000,000	$ 15,000,000
Number of beds sold																																369
Selling price of real estate																																75,000,000		15,000,000	2,700,000	20,000,000		105,000,000
Gain on sale of real estate	10,566,000	278,000	9,305,000																													6,000,000	300,000		700,000	2,200,000	9,300,000
Early lease termination fees																																						7,000,000					1,100,000
Intangible lease assets	35,004,000	24,097,000																																					35,000,000	24,100,000
Intangible lease assets net of accumulated amortization																																							27,600,000	19,000,000
Amortization expense related to intangible lease assets																																							3,200,000	4,500,000	8,100,000
Accelerated amortization																																								500,000	4,500,000			500,000						4,500,000
Capitalized lease intangibles, weighted average life (in years)	14.3
Uncollectible rent and other receivables write-off in lease termination																																																4,700,000
Receivables guaranteed by former tenant's parent company																																																3,800,000
Income expected to be recognized from remaining lease period including previous values																																																					1,200,000	1,200,000
Impairment charges against real estate	3,694,000	1,111,000	14,037,000
Agreement to settle unpaid rent																																																	3,800,000
Unpaid rent																																																	1,400,000
Charge to earnings from unpaid rent																																																	2,400,000
Lease base, previous																																																			60,000,000
Lease base																																																			63,000,000
Lease advance																																																							28,000,000
Revenue contributed by the acquired entity																																													1,400,000
Total revenues	130,470,000	129,454,000																4,300,000
Revenues contributed by acquired entity	130,470,000	129,454,000																4,300,000
Income contributed by the acquired entity	18,026,000	37,884,000																3,400,000
Lease expiration date																					2025	2026				2033
Operating leases rent, interest and other charges outstanding																																																							11,500,000
Accrued operating leases rent, interest and other charges outstanding																																																							1,900,000
Existing mortgage loan	165,000,000	200,164,000	185,000,000	185,000,000				20,000,000							41,400,000
Mortgage loans expansion	(43,000,000)								2,800,000
Initial cash rent																																															2,000,000
Rate of increase in annual rent																																													2.00%		2.00%
Equity method investment, ownership percentage	99.90%
Loan with affiliates																													60,000,000									8,000,000
Acquisition related costs	2,000,000																																																							900,000
Advanced amount of working capital loan agreement																																																							1,300,000
Interest receivables																																																							5,400,000
Impairment of working capital loan recognized																																																							12,000,000
Valuation allowance for rent																																					9,500,000
Impairment of working capital loan estimation-cash balance considered for first priority secured interest																																																							4,000,000
Impairment of working capital loan estimation-membership interest of operator/lessee considered for first priority secured interest																																																							100.00%
Net investment, maximum exposure																																																							27,600,000
Impairment of working capital loan estimation-patient receivables considered for first priority secured interest																																																							4,000,000
Gain resulted in exchange of real estate property																																										1,300,000
Straight line rent receivables write-off																																										200,000								1,500,000					2,500,000
Additional rent received from lease agreement																																															1,000,000				12,000,000	12,000,000
Estimated future rent amount expected from lease agreement																																																			8,000,000
Commited mortgage loan	215,985,000	311,006,000															20,000,000
Mortgage loan advance	11,637,000	23,243,000	95,567,000														15,000,000
Expansion and renovation cost																35,000,000
Income recognized from lease inception through current period																																																					2,600,000
Income recognized from remaining lease period																																																					9,400,000
Percentage of entity revenue from affiliates			26.90%							32.70%	33.70%	14.50%	15.10%	17.40%
Interest receivables past due (in days)																																																							90
Repayment of loans and accrued interest from affiliates										40,000,000		19,600,000
Mortgage loans on real estate, new	$ 7,836,000	$ 15,164,000							$ 43,000,000